SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Summary of Changes in Stock Option Activity
A summary of employee option activity under the Company's stock option plans as of December 31, 2018 and changes during the year ended December 31, 2018 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2018	412,976	4.616	44.21	183
Granted	555,000	5.032
Exercised	(17,191)	4.507
Forfeited	(61,667)	4.807

Outstanding at December 31, 2018	889,118	4.865	51.25	-

Exercisable at December 31, 2018	223,620	4.57	0.003	-

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2018 are follows:

Number of options outstanding as of December 31, 2018	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2018
		(In months)

54,000	5.01	38.89	18,000
81,906	4.96	3.25	81,906
24,000	4.40	29.23	16,000
135,212	4.15	28.33	94,713
39,000	4.86	43.94	13,001
24,000	5.61	61.23	-
440,000	5.15	65.78	-
91,000	4.31	71.92	-

889,118		51.25	223,620